February 9, 2009

Division of Corporate Finance Securities and Exchange Commission Washington, D.C. 20549 United States
Attn:	Mr. H Christopher Owings Assistant Director
Dear Mr. Owings,
Re:	Oakridge International Corporation (the "Company" or "Oakridge") Registration Statement on Form S-1File No. 333-152312

We refer to your letter dated February 6, 2009 in regard to the comments on our Form S-1/A no.4 filed on February 3, 2009. We hereby submit our replies below together with the relevant pages of our marked up copy of our S-1/A No. 5 for your easy reference.

Also, please note that we have filed the edgarized Form S-1/A (Amendment #5) with the SEC today.
Comment 1 - Management's Discussion and Analysis of Financial condition and Results of Operations

Please refer to page 36 of the Amendment No. 4 to Registration Statement on Form S-1. We have added back the disclosure under sub-headings "Forward-Looking Statements" and "Critical Accounting Policy and Estimates" as advised in your letter.

For and on behalf of Oakridge International Corporation /s/ Sau Shan KU ________________________________ Sau Shan KU President

c.c.	Ms. Blair F. Petrillo, Attorney-Advisor Ms. Ellie Bavaria, Special Counsel

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